LEASES - Disclosure of Other Information Related to Lease Term and Discount Rate (Detail)	Dec. 31, 2019
Lessee Operating Lease and Finance Lease Other Information Related to Lease Term and Discount Rate [Abstract]
Operating leases, Weighted average remaining lease term	18 years 3 months 18 days
Operating leases, Weighted average discount rate	5.82%
Finance leases, Weighted average remaining lease term	13 years 6 months
Finance leases, Weighted average discount rate	13.49%